INVENTORIES, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
INVENTORIES, NET
Raw materials	$ 5,699	$ 6,957
Work in process	5,265	10,618
Finished goods	45,825	67,312
Inventories, net	$ 56,789	$ 84,887